N-2	Jul. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001759455
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-235545
Investment Company Act File Number	811-23501
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	5
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	16
Entity Registrant Name	ALTI Private Equity Access and Commitments Fund
Entity Address, Address Line One	110 East 40th Street
Entity Address, Address Line Two	Suite 803
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(347)
Local Phone Number	644-2066
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Shareholder Transaction Expenses Class A Class D Class I Maximum Sales Load (as a percent of offering price) 3.50 % None None With Early Repurchase Fee(1) 2.00% 2.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to Shares)

Management Fees (including sub-adviser fees)

1.30

%

1.30

%

1.30

%

Interest Payments on Borrowed Funds(2)

0.00

%

0.00

%

0.00

%

Distribution and Service Fees(3)

0.75

%

0.75

%

None

Other Expenses(4)

541.13

%

541.13

%

541.13

%

Acquired Fund Fees and Expenses(5)

0.01

%

0.01

%

0.01

%

Total Annual Fund Operating Expenses(6)

543.19

%

543.19

%

542.44

%

Fund Expenses Waived

(540.18

)%

(540.18

)%

(539.43

)%

Total Annual Expenses

3.01

%

3.01

%

3.01

%

Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]

The following fee table and example summarize the aggregate expenses of the Fund and are intended to assist investors in understanding the costs and expenses that they will bear directly or indirectly by investing in Shares of the Fund. The expenses associated with investing in the Fund are generally higher than those of other types of funds that do not invest primarily in Private Equity Investments. The Fund shareholders also indirectly pay a portion of any fees and expenses, including performance-based compensation, charged to the underlying portfolio investment managers.

Other Expenses, Note [Text Block]	Other Expenses represent professional fees and other expenses incurred by the Fund, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, and other expenses that the Fund bears directly. Other Expenses do not include the indirect fees and expenses paid by the Deal Series Vehicle’s underlying portfolio company. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Other Expenses are estimated for the current Fiscal Year. Actual fees and expenses may be greater or less than those shown.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are an indirect cost included in the net returns of the Fund. The Deal Series Vehicles through which the Fund expects to typically acquire and hold its Private Equity Investments will generally cause the Fund to incur fees. Specifically, Private Equity Investors that sponsor and/or manage such Deal Series Vehicles will earn annual administrative fees from each such vehicle based on invested capital and will also generally be entitled to certain carried interest depending on the performance of the applicable Private Equity Investment held by each such Deal Series Vehicle. Shareholders will pay a pro rata share of asset-based and carried interest fees associated with the Fund’s underlying investments, including its Deal Series Vehicles, along with the Fund’s share of any associated operating expenses of such Deal Series Vehicles. For more information on the fees associated with the Deal Series Vehicles, see “Management of the Fund — Private Equity Investors.” The Acquired Fund Fees and Expenses disclosed above, however, do not reflect such carried interest that is calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the overall cost if investing in Deal Series Vehicles. The Acquired Fund Fees and Expenses shown in the table are based on estimates for the Fund’s current fiscal year. As the Fund becomes more fully invested in Deal Series Vehicles over time, the amount of Acquired Fund Fees and Expenses borne by the Fund, and as a result, the Fund’s Total Annual Expenses after the Expense Limitation (defined below) are expected to increase.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
The Offering

The Fund and the Adviser have obtained an exemptive order from the SEC that permits the Fund to offer more than one class of Shares. The Fund offers its Shares only to investors who are U.S. persons for U.S. federal income tax purposes. Class A Shares are offered at the then-current net asset value per Share as of the date on which the purchase order is accepted, plus any applicable sales load. Class D Shares and Class I Shares are offered at the then-current net asset value per Share as of the date on which the purchase order is accepted. The sales load will be deducted out of the investor’s subscription amount and will not constitute part of an investor’s capital contribution to the Fund or part of the assets of the Fund. Class D Shares and Class I Shares are offered without a sales load.

The minimum investment for Shares is $25,000 per investor and the Shares may only be acquired directly or indirectly (solely through a lawful assignment of Shares to a new investor by an existing investor in the event of the death or permanent disability of the lawful investor) for the account of an “accredited investor” as defined in Rule 501(a) of Regulation D promulgated under the 1933 Act. The Distributor and/or any Selling Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Selling Agent. Investors may only purchase Class D Shares through a registered investment adviser (a “RIA”) that has entered into an arrangement with the Fund for such RIA to offer Class D Shares in conjunction with a “wrap” fee, asset allocation or other “no-load” managed asset program sponsored by such RIA. The RIA may also impose additional eligibility requirements for investors who purchase Class D Shares through such RIA.

Shares are expected to be offered on the first Business Day of each month or at such other times as determined in the discretion of the Board. For the purposes of this prospectus, a “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. All references to Business Day herein shall be based on the time in New York City.

During the Fund’s initial ramp-up period, shareholders should expect that they will, at the completion of monthly subscriptions, own a smaller proportional interest in the Fund as a result of additional subscriptions. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount of new subscriptions in relation to the Fund’s then-current Shares outstanding. Further, if existing shareholders do not purchase any additional Shares as new subscriptions are processed to maintain their percentage interest, their voting power will be diluted.

Board of Trustees

The Board is comprised of individuals called Trustees and has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the Trustees are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser (“Independent Trustees”).

Investment Objective and Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing and/or making capital commitments to direct private equity and through co-investments in operating companies and continuation vehicles (“Private Equity Investments”). The Fund seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market while mitigating many of the traditional issues that private equity fund of funds created for their investors. Specific issues historically have been multiple layers of high fees, J-curve issues, liquidity concerns for underlying investors in an illiquid fund with no target liquidation, and cash drag from maintaining a significant amount of fund assets in cash to cover potential redemptions by shareholders.

J-Curve refers to the historic tendency for private equity funds to deliver negative returns in early years and investment gains in the outlying years as underlying portfolio companies mature. Negative returns are created through management fees on capital that has not yet been deployed, a multi-year deployment period, and a historic tendency for private equity managers to conservatively value new investments until they are mature. Since the Fund will be utilizing the underlying private equity manager’s valuations for its own valuations, the conservative approach can contribute to negative returns in the early years of the Fund.

Liquidity is limited. Private equity is a common term for investments that are typically made in non-public companies through privately negotiated transactions. These investors seek to acquire quality assets at attractive valuations, unlock the value of the portfolio company through leveraging their operational expertise, and reposition their investment for sale at a multiple of the initial purchase price.

In pursuing its investment objective, during an initial launch and ramp-up period, the Fund expects to allocate significant assets to the Sub-Adviser and/or money market instruments. Allocations and investment choices are at the sole discretion of the Adviser. The Sub-Adviser will manage such allocation in a manner which seeks to build a portfolio of cash, cash equivalents, and a public equity strategy that seeks to generate a return profile that is similar to the U.S. buyout segment of the private equity market. The percentage of the Fund’s assets allocated to the Sub-Adviser and/or money market instruments is expected to decrease as the Fund consummates Private Equity Investments. In consultation with the Adviser, the Sub-Adviser may incorporate hedging techniques to the public equity strategy in order to reduce volatility which could also reduce potential returns due to the fees and costs associated with these techniques. These hedging techniques may include the use of options, spreads (where options of the same type in the same underlying security are purchased or sold with varying terms) and straddles (when both a call and a put are purchased or sold on the same underlying security with the same terms) to limit the downside risk of the public equity holdings. Notwithstanding the foregoing, the Sub-Adviser is not required to employ hedging techniques and may choose not to do so.

After the Fund has raised sufficient capital (approximately $30,000,000, subject to Board approval), the Adviser expects to begin making capital commitments to and purchasing Private Equity Investments. The Adviser intends to identify potential Private Equity Investments by reviewing opportunities presented to it directly by General Partners of those Investments and by limited partners in private equity funds. In making its investment decisions, the Adviser expects to consider all diligence materials shared by the provider of such opportunity on the opportunity at the time of underwriting. However, the Adviser will conduct its own, independent diligence on each opportunity and retain the sole and absolute discretion to decline to invest in an opportunity should it not meet the expected criteria and standards.

In particular, the Adviser expects to regularly communicate with the Private Equity Investors, Investment Managers and other personnel about statistical and factual information regarding economic factors and trends to utilize as additional research in making the investment decisions for the Fund. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional co-investments with a particular General Partner are considered. The Adviser may also perform background and reference checks on investment fund personnel.

Private Equity Investors may face a conflict in presenting information with respect to certain Private Equity Investments, in that such Private Equity Investors will only be entitled to receive fees and carried interest payments through a Deal Series Vehicle (as defined below) they may sponsor or other Special Purpose Vehicle to the extent the Adviser approves a particular investment.

The Fund is targeting investment of at least 80% of its assets allocated to Private Equity Investments and/or capital commitments through various deal flow sources, and approximately 20% of its assets allocated to investments managed by the Sub-Adviser and/or money market instruments. However, the specific amount of the Fund’s assets allocated among the various investments at any given point in time is expected to vary from this target.

Moreover, the Fund may invest and/or make capital commitments in multiple Private Equity Investments by consummating such investments through vehicles sponsored or managed by different limited partners, general partners or sponsors. However, while each limited partner, general partner or sponsor acts independently and utilizes its own distinct investment style in finding and managing Private Equity Investments, the Adviser will conduct all of its own due diligence on each deal and only invest in deals which the Adviser deems consistent with the Fund’s investment objective, strategies and restrictions.

If the Board determines that the Fund’s investment objective should be changed, shareholders will be given written notice that will precede or accompany the Fund’s next tender offer. Such a change, however, can be implemented without shareholder approval.

The SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Private Equity Investment Transaction Structure

The Adviser will seek Private Equity investment opportunities directly from General Partners for the Private Equity Investments as well as from Private Equity Investors. Private Equity Investors will form and facilitate investments through feeder LLC pass-through vehicles referred to as “Deal Series Vehicles” into limited liability companies (“LLCs”) or other similar entities (referred to as “aggregators”) that will indirectly hold private equity securities through participation in co-investment opportunities (alongside private equity managers that each Private Equity Investor has relationships with) that meet the Fund’s Private Equity Investment criteria. In addition, to facilitate the investment process, a Private Equity Investor may be appointed as a managing member or member, or otherwise own an interest in, the Deal Series Vehicle. Income derived from the Fund’s investment in these vehicles will constitute qualifying income to the Fund. These vehicles are not registered under the 1940 Act and are therefore not subject to all of the investor protections of the 1940 Act. Similar arrangements will be created should the Fund engage other Private Equity Investors.

Each aggregator will hold one individual investment opportunity. An aggregator serves as an efficient vehicle for one single party to efficiently take control of and manage a Private Equity Investment while allowing multiple “co-investors” to participate in the transaction. Aggregators are often referred to as “blocker corporations” and also protect participating investors from tax complications that can result from directly owning Shares of private companies. The investments will be able to rely on the investment company exemption provided by Section 3(c)(7) or 3(c)(1) of the 1940 Act. However, no investments will be made into blind pool private equity funds (“private equity funds”). The aggregators will be overseen by the applicable underlying General Partner sponsoring the deal.

In exchange for undertaking these services, the investments are expected to pay an annual administrative fee of up to 1.00% on committed and/or invested capital (which will be built into the feeder vehicles) and upon liquidation of the aggregator (each co-investment) a potential carried interest charge of 10-20%, when applicable, that will be passed to the limited partner or general partner of the investment opportunity.

Typical private equity management fees are based off of committed capital, which means that investors begin paying fees from the day they commit money to the fund, even before capital is deployed. Co-Investment fees may be charged on invested capital (capital that is put into actual deals) or committed capital, where there is up to a 1.70% annual fee with a step down after a three-year period until the investment is exited.

Risk Factors [Table Text Block]

RISK FACTORS

An investment in the Fund’s Shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s Shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund, you should consider the following risks carefully. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Related to the Investment Strategy of the Fund

Private Equity Investments Generally.    Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Market conditions, however, can affect the availability of such financing, limiting the ability of private equity to obtain the required financing. Securities issued by private partnerships may be more illiquid than securities issued by other portfolio funds generally because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for long-term investment by investors who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions.

Potential Loss of Investment.    An investment in the Fund is speculative and involves substantial risks. Investors may lose their entire investment. No subscriber should have any need for any monies invested in the Fund to meet current needs or ongoing financial requirements.

Market Risk.    An investment in Shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the Private Equity Investments and/or the securities owned by the Fund. The value of these the Private Equity Investments and/or securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Allocation Risk.    The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets (allocation risk does not extend to the Sub-Adviser). There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer and Non-Diversification Risk.    The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Lack of Control.    The Adviser will not have any control over the investment decisions made by the companies in which the Fund invests. Although the Adviser will regularly evaluate each portfolio company and its management team to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a portfolio company. The Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any portfolio company and will not have the ability to exercise any rights attributable to an investor in any such portfolio company related to their investment.

Valuation.    While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the co-investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the sponsors or revisions to the net asset value of a direct private equity co-investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Trade Error Risk.    Given the volume, diversity and complexity of transactions executed by the Sub-Adviser on behalf of the Fund, investors should assume that trading errors (and similar errors) will occur. To the extent an error is caused by a counterparty, such as a broker, the Sub-Adviser generally attempts to recover any loss associated with such error from such counterparty. To the extent an error is caused by the Sub-Adviser, a formalized process is in place for the resolution of such errors. If such errors result in gains to the Fund, such gains will be retained by the Fund. However, if such errors result in material losses, they will be borne by the Sub-Adviser in accordance with its internal policies unless otherwise determined by the Board.

Leverage Utilized by the Fund.    The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Equity Investment Risk.    Investment in Private Equity Investments involve the same types of risks associated with an investment in an operating company. The eventual success or failure of private equity investing depends on the ability of the Adviser and Private Equity Investors to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser and Private Equity Investors will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser and Private Equity Investors are unable to uncover all material information about these companies, they may not make a fully informed presentation to the Adviser and the Fund may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns.

Sector Concentration.    The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Fund may concentrate its investments in specific industry sectors, which means it may invest more than 25% of its assets in a specific industry sector.

Utilities and Energy Sectors.    Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Fund may invest a significant portion of its assets in private infrastructure fund investments and co-investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Fund to risks associated with these sectors.

Transportation Sector.    Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Fund may invest a significant portion of its assets in private infrastructure fund investments and co-investments, which may include investments with a focus on the transportation sector, thereby exposing the Fund to risks associated with this sector.

Technology Sector.    Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector.    Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.

Natural Resources Sector.    Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Fund has significant exposure to natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Precious Metals Sector.    Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.

Common Stock.    Common stock generally takes the form of Shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC common stock may be less liquid than exchange-traded stock.

Preferred Securities Risk.    There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral, and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights, and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.    Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high-yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks, especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices, in general, may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Options Risk.    The Sub-Adviser on behalf of the Fund may incur risks associated with the sale and purchase of call options and/or put options. The seller (writer) of a call option, which is covered (i.e., the writer holds the underlying security), assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, except at much higher prices, thereby reducing or eliminating the value of the premium. Purchasing securities to cover the exercise of an uncovered call option can cause the price of the securities to increase, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium investment in the call option. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security if the market price falls below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option.

Derivative Instruments Generally.    The Sub-Adviser on behalf of the Fund may use futures, options, swaps and other derivatives for investment purposes, for efficient portfolio management and to enhance investment performance. The Fund’s ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Use of these strategies involves certain special risks, including: (i) dependence on the Sub-Adviser’s ability to predict movements in the price of securities and movements in interest rates; (ii) imperfect correlation between movements in the securities or currency on which a futures or options contract is based and movements in the securities or currencies; (iii) the absence of a liquid market for any particular instrument at any particular time; (iv) the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty; (v) possible impediments to effective portfolio management or the ability to meet repurchase requests or other short-term obligations because of the percentage of the Fund’s assets dedicated to margin; and (vi) the degree of leverage inherent in futures trading, i.e., the low margin deposits normally required in futures and swaps trading means that such trading may be highly leveraged. Accordingly, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the Fund. These financial instruments may produce an unusually or unexpectedly high amount of losses. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative financial instruments that are not presently contemplated for use or that are currently not available, but that may be developed, to the extent such opportunities are both consistent with the investment objective of the Fund and believed by the Sub-Adviser to be legally permissible. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative financial instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.

Derivatives are highly specialized financial instruments that require investment techniques and risk analyses that are often different from those associated with the underlying securities to which they relate. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Because the markets for certain derivatives are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Sub-Adviser may wish to retain the Fund’s position in the derivative by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

When managing the Fund’s exposure to market risks, the Sub-Adviser may from time to time use forward contracts, options, swaps, credit default swaps, caps, collars and floors or pursue other strategies or use other forms of derivative securities to limit exposure to changes in the relative values of investments that may result from market developments, including changes in prevailing interest rates, currency exchange rates and commodity prices. Notwithstanding the foregoing, the Sub-Adviser is not required to employ hedging techniques and may choose not to do so. The success of any hedging or other derivative transactions generally will depend on the ability to correctly predict market changes, the degree of correlation between price movements of a derivative financial instrument, the position being hedged, the creditworthiness of the counterparty and other factors. As a result, while the Fund may enter into a transaction in order to reduce exposure to market risks, the transaction may result in poorer overall investment performance than if it had not been executed. Such transactions may also limit the opportunity for gain if the value of a hedged position increases.

In connection with the Fund’s potential use of derivatives, the Adviser has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the Fund. The Adviser is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund. The Funds is not intended as a vehicle for trading in the futures, commodity options or swaps markets. In addition, the Adviser is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Futures.    The Sub-Adviser may invest in futures on behalf of the Fund. Transactions in futures contracts carry a high degree of risk. Though the futures contract may require a much smaller amount of margin to be provided in comparison to the economic exposure which the futures contract provides to the relevant investment, index, rates, currency or physical commodity, investment in a futures contract creates a “gearing” or “leverage” effect. This means that a small margin payment can lead to enhanced losses as well as enhanced gains. It also means that a relatively small movement in the underlying reference investment, index, rate, currency or physical commodity can lead to a much larger proportional movement in the value of the futures contract. This may be to the financial benefit of the Fund as well as its detriment.

Futures positions may be illiquid because, for example, many commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits”. Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and subject the Fund to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. Furthermore, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

The CFTC and US commodities exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on US commodities exchanges. All accounts managed and controlled by an investment adviser and its principals will be combined (that is, aggregated) for position limit purposes. The possibility exists that from time to time the positions held or controlled by the Sub-Adviser may have to be modified or liquidated to avoid exceeding applicable position limits, even though the positions attributable to the Fund do not themselves trigger the position limits, which could result In substantial costs and losses to the Fund.

In addition, the US Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated US exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2012, the CFTC proposed a series of new speculative position limits with respect to futures and options on futures on so-called “exempt commodities” (which includes most energy and metals contracts) and with respect to agricultural commodities. Those proposed speculative position limits were vacated by a United States District Court, but the CFTC has again proposed a new set of speculative position rules which are not yet finalized (or effective). If the CFTC is successful in this second try, the size or duration of positions available to the Fund may be severely limited. All accounts owned or managed by the Sub-Adviser are likely to be combined for speculative position limit purposes. The Fund could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to the Fund.

Credit Risk.    There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, a default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Associated with Investments in Non-US Securities.    The Fund may invest its assets in equity and equity related securities of non-US issuers, depository receipts and other securities or instruments that represent an indirect interest in securities of non-US issuers, collective vehicles that invest in non-US securities and other securities, derivatives or instruments whose performance is linked to the performance of non-US securities or baskets of non-US securities. Investments in non-US securities are affected by risk factors generally not thought to be applicable to investments in the United States. Such factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-US securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-US issuer or the difficulty of interpreting financial information prepared under non-US accounting standards; less liquidity and more volatility in non-US security markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking the legal process outside of the US and enforcing contractual obligations; and the difficulty of assessing economic trends in non-US countries. Moreover, governmental issuers of non-US securities or other instruments may be unwilling to repay principal and interest due when due, and may require that the conditions for payment be renegotiated. Investment in non-US countries also involves higher brokerage and custodian expenses than does investment in US securities traded on a US securities exchange or market.

Risks Related to the Fund’s Operations

No Operating History.    The Fund is a non-diversified, closed-end management investment company with no performance history that investors can use to evaluate the Fund’s investment performance. The operating expenses for funds with no or limited performance histories, including start-up costs, which may be significant, may be higher than the expenses of established funds.

Newly Formed Adviser Risk.    The Adviser is newly formed and, as a result, has not previously served as investment adviser to a registered investment company. Since its inception in 2020, the Adviser’s activities have been limited to organizational and fundraising activities. As a start-up company, the Adviser has no operating history and has limited liquidity. The Fund and its investors are subject to the risk that the Adviser will wind-down its business before the Fund reaches the end of its full term.

Shareholder Dilution Risk.    During the initial ramp-up period, shareholders should expect that they will, at the completion of subsequent Closings, own a smaller proportional interest in the Fund as a result of such Closings. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount that each subsequent Closing will be in relation to the Fund’s then-current Shares outstanding. Shareholders will experience a disproportionately greater decrease in their participation in the Fund’s earnings and assets and their voting power than the increase the Fund will experience in its assets, potential earning power and voting interests due to such Closings. Further, if existing shareholders do not purchase any Shares at a subsequent Closing to maintain their percentage interest, their voting power will be diluted.

Cybersecurity Risk.    Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Adviser, the Sub-Adviser, Private Equity Investors, and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Distribution Policy Risk.    Following the liquidation of each Private Equity Investment, the Fund expects to make reasonable distributions to shareholders with the net return from such investment. The Adviser may need to retain up to 25% of the distributions to ensure adequate cash flow for fees, expenses, redemptions, or other liabilities of the Fund. Any retained amount will be subject to Board approval. The timing of these distributions will be made in accordance with IRS regulations. The distribution policy may be modified by the Board from time to time. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares. The Board is expected to convene semi-annually to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such semi-annual period). The Fund is only required to conduct tender offers twice annually; therefore, the Fund may be less likely to conduct tenders during periods of exceptional market conditions.

Fees and Expenses.    Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities Private Equity investments are expected to pay a 1-1.1% administrative fee (annually) on committed capital (which will be built into the Aggregator or Deal Service Vehicles) and upon liquidation of the aggregator (each co-investment) a carried interest charge that will be passed to the applicable Private Equity Investor. Shareholders will pay a pro rata share of asset-based and carried interest fees associated with the Fund’s underlying investments. These fees are paid by the underlying investments, Aggregator or Deal Service Vehicle and not paid directly by the Fund. Carried interest charges are expected to be typically 10% to 20% of an Aggregator or Deal Series Vehicle’s net profits on a Private Equity Investment upon its liquidation, although it is possible that such amounts may be exceeded for certain Aggregators or Deal Series Vehicles.

Legal and Regulatory Risks.    Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s, the Adviser’s and the Sub-Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Adviser and the Sub-Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Dodd-Frank Act. The impact of the Dodd-Frank Act, and of follow-on regulation, is impossible to predict. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, significantly reduce the profitability of the Fund or impair the ability of the Fund to achieve its investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Adviser’s and the Sub-Adviser’s exposure to potential liabilities.

Liquidity Risk.    The Fund is a closed-end investment company structured as a “tender offer fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares, and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Illiquid Investments.    Investments held by the Fund directly may be or become illiquid which may affect the ability of the Fund to exit such investments and the returns made by the Fund. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for the Fund to liquidate positions and thereby might expose the Fund to losses.

Management Risk.    The net asset value of the Fund changes daily based on the performance of the Private Equity Investments and/or securities in which it invests. The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular Private Equity Investment and/or security in which the Fund invests respectively may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and certain principals of the Adviser do not have experience in managing a closed-end fund.

Repurchase Policy Risks.    Repurchases by the Fund of its Shares typically will be funded by liquidating the Fund’s investments managed by the Sub-Adviser but may be funded using a line of credit. Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. The Fund is only required to conduct tender offers twice annually; therefore, the Fund may be less likely to conduct tenders during periods of exceptional market conditions.

Use of Leverage.    Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders, or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment and may lose all of its capital.

Risks Relating to Accounting, Auditing and Financial Reporting.    The Fund may invest in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Reliance on Service Providers.    Other than its officers, the Fund has no employees. The Fund must therefore rely upon the performance of service providers to perform its executive functions. In particular, the Adviser, the Sub-Adviser, the Administrator, the Custodian, the Transfer Agent, and their respective delegates, if any, will perform services that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Information Technology Systems.    The Fund is dependent on the Adviser for certain management services as well as back-office functions. The Adviser, Private Equity Investors and the Sub-Adviser depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. Information technology systems are also used to trade in the underlying investments of the Fund. It is possible that a failure of some kind that causes disruptions to these information technology systems could materially limit the Adviser’s, Private Equity Investors’ or Sub-Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Sub-Adviser to process trades with respect to the portion of the Fund’s portfolio allocated to the Sub-Adviser in a timely fashion could prejudice the investment performance of the Fund.

Misconduct of Employees and of Service Providers.    Misconduct or misrepresentations by employees of the Adviser, Sub-Adviser or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Adviser’s or Sub-Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Adviser’s or Sub-Adviser’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Adviser and Sub-Adviser will identify or prevent any such misconduct.

RIC Qualification Risk.    Special tax risks are associated with an investment in the Fund. The Fund intends to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund’s distributions.

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.    The Fund will distribute substantially all of its net investment income and gains to shareholders. These distributions are taxable as ordinary income or capital gains to the shareholder. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Material U.S. Federal Income Tax Considerations” below for more information. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, plus any such amounts that were not distributed in previous tax years, then the Fund will be subject to a non-deductible 4% excise tax with respect to the Fund’s non-distributed amounts.

Significant Financial Intermediaries.    To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors’ decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund’s offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors’ voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the Adviser or Sub-Adviser to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.

Market Conditions Risk.    Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Fund’s investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Fund and returns to shareholders. The Adviser and Sub-Adviser have no ability to control such market conditions.

General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities. Economic and market conditions of this nature could result in significant losses for the Fund, which would have a material adverse effect on the performance of the Fund and returns to shareholders.

The instability in the financial markets in prior years has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Adviser will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The prices of the Funds’ investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the United States, the Fund also is subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Global stock and credit markets have recently experienced significant price volatility, dislocations and liquidity disruptions, which have caused market prices of many stocks to fluctuate substantially and the spreads on prospective debt financings to widen considerably. The recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financing or refinancing. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Fund does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Fund does invest, including securities owned by the Fund.

Pandemic Risk.    Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel Coronavirus (COVID-19) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. In the event of a pandemic or an outbreak, there can be no assurance that we or our and our investment funds’ and portfolios’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

ERISA Matters.    Most pension and profit sharing plans, individual retirement accounts and other tax-advantaged retirement funds are subject to provisions of the Code, or the Employee Retirement Income Security Act of 1974 (“ERISA”), or both, which may be relevant in deciding whether such an investor should invest in the Fund. There may, for example, be issues as to whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such an investor before investing in the Fund.

Risks Related to a Subscription for Shares

Non-Revocable Subscriptions.    Investors will subscribe for Shares issued by the Fund for the aggregate U.S. dollar purchase price on the signature page of their subscription agreement, on the terms and conditions set forth therein. Subscriptions are binding upon their submission and cannot be withdrawn, terminated, revoked, transferred or assigned by the prospective investor. Investors will not know the purchase price per Share at the time they submit their subscription agreement and could receive fewer Shares than anticipated.

Share Purchase Price.    The purchase price at which investors will purchase Shares will be determined at each Closing Date and will be based on the NAV of the Fund, plus any applicable sales charges as described herein. Investors will not know the purchase price per Share at the time they submit their subscription agreement. It is possible that the NAV of the Fund will be higher as of the Closing Date than it is at the time an investor submits their subscription agreement, meaning that the investor could receive fewer shares than anticipated.

Rejection of Subscriptions.    A subscription may be rejected in whole or in part by the Fund, in its sole and absolute discretion. If a prospective investor’s subscription is rejected, any payment for such subscription (without interest) will be returned to the extent of such rejection.

Model and Data risk.    Although the Sub-Adviser may rely on traditional discretionary input from its and its affiliates’ investment management personnel in managing the Fund’s portfolio, the Sub-Adviser will rely heavily on quantitative models (both proprietary models developed by the Sub-Adviser, and those supplied by third parties, collectively, “Models”) and information and data both developed by the Sub-Adviser and those supplied by third parties (collectively, “Data”) rather than granting trade-by-trade discretion to the Sub-Adviser’s investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments (including, without limitation, for trading purposes and for purposes of determining net asset value), to provide risk management insights and to assist in hedging the Fund’s positions and investments. Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). System Events in third-party Models are generally entirely outside of the control of the Sub-Adviser.

The Sub-Adviser seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) — all of which may have materially negative effects on the Fund and/or its returns. System Events in third-party provided Data are generally entirely outside the control of the Sub-Adviser.

The research and modelling processes engaged in by the Sub-Adviser are extremely complex and involve the use of financial, economic, econometric and statistical theories, research and modelling; the results of this investment approach must then be translated into computer code. Although the Sub-Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight and employ other mitigating measures and processes, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product, even with simulations and similar methodologies, raise the chances that Model code may contain one or more coding errors, thus potentially resulting in a System Event and further, one or more of such coding errors could adversely affect the Fund’s investment performance.

The investment strategies of the Sub-Adviser are highly reliant on the gathering, cleaning, culling and performing of analysis of large amounts of Data. Accordingly, Models rely heavily on appropriate Data inputs. However, it is impossible and impracticable to factor all relevant, available Data into forecasts, investment decisions and other parameters of the Models. The Sub-Adviser will use its discretion to determine what Data to gather with respect to each investment strategy and what subset of that Data the Models take into account to produce forecasts which may have an impact on ultimate investment decisions. In addition, due to the automated nature of Data gathering, the volume and depth of Data available, the complexity and often manual nature of Data cleaning, and the fact that the substantial majority of Data comes from third-party sources, it is inevitable that not all desired and/or relevant Data will be available to, or processed by, the Sub-Adviser at all times. Irrespective of the merit, value and/or strength of a particular Model, it will not perform as designed if incorrect Data is fed into it which may lead to a System Event potentially subjecting the Fund to a loss. Further, even if Data is input correctly, “model prices” anticipated by the Data through the Models may differ substantially from market prices, especially for financial instruments with complex characteristics, such as derivatives.

Where incorrect or incomplete Data are available, the Sub-Adviser may, and often will, continue to generate forecasts and make investment decisions based on the Data available to it. Additionally, the Sub-Adviser may determine that certain available Data, while potentially useful in generating forecasts and/or making investment decisions, is not cost effective to gather due to, among other factors, the technology costs or third-party vendor costs and, in such cases, the Sub-Adviser will not utilize such Data. The Sub-Adviser has full discretion to select the Data it utilizes. The Sub-Adviser may elect to use or may refrain from using any specific Data or type of Data in generating forecasts or making trading decisions with respect to the Models. The Data utilized in generating forecasts or making trading decisions underlying the Models may not be (i) the most accurate data available or (ii) free of errors. The Data set used in connection with the Models is limited. The foregoing risks associated with gathering, cleaning, culling and analysis of large amounts of Data are an inherent part of investing with a quantitative, process-driven, systematic adviser such as the Sub-Adviser.

When Models and Data prove to be incorrect, misleading or incomplete, any decisions made in reliance thereon expose the Fund to potential losses and such losses may be compounded over time. For example, by relying on Models and Data, the Sub-Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful and when determining the net asset value, any valuations of the Fund’s investments that are based on valuation Models may prove to be incorrect. In addition, Models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. Furthermore, in unforeseen or certain low-probability scenarios (often involving a market event or disruption of some kind), Models may produce unexpected results which may or may not be System Events.

Errors in Models and Data are often extremely difficult to detect, and, in the case of Models, the difficulty of detecting System Events may be exacerbated by the lack of design documents or specifications. Regardless of how difficult their detection appears in retrospect, some System Events may go undetected for long periods of time and some may never be detected. Finally, when a System Event is detected, the Sub-Adviser, in its sole discretion, may choose not to address or fix such System Event. When a System Event is detected, the Sub-Adviser generally will not, as part of the review of circumstances leading to the System Event, perform a materiality analysis on the potential impact of a System Event. The Sub-Adviser believes that the testing and monitoring performed on Models will enable the Sub-Adviser to identify and address those System Events that a prudent person managing a quantitative, systematic and computerized investment program would identify and address by correcting the underlying issue(s) giving rise to the System Events, however there is no guarantee of the success of such processes. Shareholders should assume that System Events and their ensuing risks and impact are an inherent part of investing with a process-driven, systematic sub-adviser such as the Sub-Adviser. Accordingly, the Sub-Adviser does not expect to disclose discovered System Events to the Fund or to Shareholders.

The Fund will bear the risks associated with the reliance on Models and Data including bearing all losses related to System Events other than in relation to losses arising from the Sub-Adviser’s willful default, fraud or gross negligence or breach of fiduciary duty under ERISA, if applicable.

Obsolescence risk.    The Sub-Adviser is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the Models will not generate profitable trading signals or otherwise produce insights helpful to marking investment decisions for the Fund. If and to the extent that the Models do not reflect certain relevant factors, and the Sub-Adviser does not successfully address such omission through its testing and evaluation by modifying the Models accordingly, major losses may result — all of which will be borne by the Fund. The Sub-Adviser will continue to test, evaluate and add new Models which may lead to the existing Models being modified from time to time. Shareholders will not be informed of nor will approve the addition, modification or removal of any Models. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the Models on the Fund’s performance.

Crowding: Model convergence.    There is significant competition among quantitatively-focused managers and the ability of the Sub-Adviser to deliver returns that have a low correlation with global aggregate equity markets and other hedge funds is dependent on its ability to employ Models that are simultaneously profitable and differentiated from those employed by other market participants. If the Sub-Adviser is unable to develop sufficiently differentiated Models, the Fund’s investment objective may not be met. In addition, if the Models come to resemble those employed by other managers, there is an increased risk that a market disruption may negatively affect predictive Models such as those employed by the Sub-Adviser, as such a disruption could accelerate reductions in liquidity or rapid re-pricing due to simultaneous trading across a number of funds utilizing Models (or similar quantitatively-focused investment strategies) in the marketplace.

Trading systems and execution of orders.    The Sub-Adviser relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The Sub-Adviser’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Sub-Adviser. There is a risk that the Sub-Adviser’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the Sub-Adviser has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events and disruptions and execution system issues.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund is a statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on October 4, 2018. The Fund’s Declaration of Trust (the “Declaration of Trust”) provides that the Trustees of the Fund may authorize Shares of beneficial interest. The Trustees have authorized an unlimited number of Shares. The Fund does not intend to hold annual meetings of its shareholders. The Fund does not expect to issue senior securities.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional Shares of beneficial interest, no par value. Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund. Holders of Shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend distributions to its shareholders after the liquidation of each Private Equity Investment. The 1940 Act may limit the payment of dividends to the holders of Shares.

Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The Shares are not liable to further calls or to assessment by the Fund. There are no preemptive rights associated with the Shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full Shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of Shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. UMBFS will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Market Risk.    An investment in Shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the Private Equity Investments and/or the securities owned by the Fund. The value of these the Private Equity Investments and/or securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Allocation Risk.    The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets (allocation risk does not extend to the Sub-Adviser). There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Issuer and Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Issuer and Non-Diversification Risk.    The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of Shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Lack of Control [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Lack of Control.    The Adviser will not have any control over the investment decisions made by the companies in which the Fund invests. Although the Adviser will regularly evaluate each portfolio company and its management team to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by a portfolio company. The Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any portfolio company and will not have the ability to exercise any rights attributable to an investor in any such portfolio company related to their investment.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Valuation.    While the valuation of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in Private Equity Investments are not publicly traded securities, and the Fund will depend on the portfolio company to provide a valuation of the Fund’s Private Equity Investments. Moreover, the valuation of the Fund’s Private Equity Investments may vary from the fair value of the Private Equity Investments that may be obtained if such Private Equity Investments were sold to a third party. For information about the value of the Fund’s investment in Private Equity Investments, the Adviser will be partially dependent on information provided by the portfolio company, including quarterly unaudited financial statements that if inaccurate, could adversely affect the Adviser’s ability to value the Fund’s Shares accurately.

The Fund determines its month-end net asset value based upon the quarterly valuations reported by the sponsors, which may not reflect market or other events occurring subsequent to the quarter-end. The Fund will fair value its holdings in co-investments to reflect such events, consistent with its valuation policies. Additionally, the valuations reported by sponsors may be subject to later adjustment or revision. For example, fiscal year-end net asset value calculations of the co-investments may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the net asset value of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the sponsors or revisions to the net asset value of a direct private equity co-investment adversely affect the Fund’s net asset value, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a net asset value higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Trade Error Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Trade Error Risk.    Given the volume, diversity and complexity of transactions executed by the Sub-Adviser on behalf of the Fund, investors should assume that trading errors (and similar errors) will occur. To the extent an error is caused by a counterparty, such as a broker, the Sub-Adviser generally attempts to recover any loss associated with such error from such counterparty. To the extent an error is caused by the Sub-Adviser, a formalized process is in place for the resolution of such errors. If such errors result in gains to the Fund, such gains will be retained by the Fund. However, if such errors result in material losses, they will be borne by the Sub-Adviser in accordance with its internal policies unless otherwise determined by the Board.

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Leverage Utilized by the Fund.    The Fund may borrow money in connection with its investment activities — i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to fund investments in Investment Funds up to the limits of the Asset Coverage Requirement. The Fund may also borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investment Funds in advance of the Fund’s receipt of redemption proceeds from another Investment Fund).

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an Investment Fund purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Private Equity Investment Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Private Equity Investment Risk.    Investment in Private Equity Investments involve the same types of risks associated with an investment in an operating company. The eventual success or failure of private equity investing depends on the ability of the Adviser and Private Equity Investors to attract and develop a steady flow of quality investment opportunities to analyze. Generally, little public information exists about privately held companies, and the Adviser and Private Equity Investors will be required to rely on the ability of their management teams to obtain adequate information to evaluate the potential risks and returns involved in investing in these companies. These companies and their financial information will not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser and Private Equity Investors are unable to uncover all material information about these companies, they may not make a fully informed presentation to the Adviser and the Fund may lose money on these investments. Substantially all of the securities of privately held companies will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. Additionally, privately held companies frequently have less diverse product lines and smaller market presence than larger competitors. All of these factors could affect the Fund’s investment returns.

Sector Concentration [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Sector Concentration.    The 1940 Act requires the Fund to state the extent, if any, to which it concentrates investments in a particular industry or group of industries. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The Fund may concentrate its investments in specific industry sectors, which means it may invest more than 25% of its assets in a specific industry sector.

Utilities and Energy Sectors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Utilities and Energy Sectors.    Energy companies may be significantly affected by outdated technology, short product cycles, falling prices and profits, market competition and risks associated with using hazardous materials. Energy companies may also be negatively affected by legislation that results in stricter government regulations and enforcement policies or specific expenditures. The Fund may invest a significant portion of its assets in private infrastructure fund investments and co-investments, which may include investments with a focus on the utilities and energy sectors, thereby exposing the Fund to risks associated with these sectors.

Transportation Sectors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Transportation Sector.    Transportation infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, the effects of economic slowdowns, adverse changes in fuel prices, labor relations, insurance costs, government regulations, political changes, and other factors. The Fund may invest a significant portion of its assets in private infrastructure fund investments and co-investments, which may include investments with a focus on the transportation sector, thereby exposing the Fund to risks associated with this sector.

Technology Sectors [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Technology Sector.    Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Financial Sector.    Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and can fluctuate as a result of increased competition or changing interest rates.

Natural Resources Sector [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Natural Resources Sector.    Investments in securities of natural resource companies involve risks. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures, and international politics. If the Fund has significant exposure to natural resource companies, there is the risk that the Fund will perform poorly during a downturn in the natural resource sector. For example, events occurring in nature (such as earthquakes or fires in natural resource areas) and political events (such as coups, military confrontations, or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Rising interest rates and general economic conditions may also affect the demand for natural resources.

Precious Metals Sector [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Precious Metals Sector.    Investments related to gold and other precious metals are considered speculative and are affected by a variety of worldwide economic, financial, and political factors. The price of precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of precious metals, changes in industrial and commercial demand, precious metals sales by governments, central banks, or international agencies, investment speculation, monetary and other economic policies of various governments, and government restrictions on private ownership of gold and other precious metals. No income is derived from holding physical gold or other precious metals, which is unlike securities that may pay dividends or make other current payments.

Common Stock [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Common Stock.    Common stock generally takes the form of Shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC common stock may be less liquid than exchange-traded stock.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Preferred Securities Risk.    There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral, and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights, and special redemption rights. Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Convertible Securities Risk.    Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high-yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Fixed income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks, especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices, in general, may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Options Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Options Risk.    The Sub-Adviser on behalf of the Fund may incur risks associated with the sale and purchase of call options and/or put options. The seller (writer) of a call option, which is covered (i.e., the writer holds the underlying security), assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of an uncovered call option may be unavailable for purchase, except at much higher prices, thereby reducing or eliminating the value of the premium. Purchasing securities to cover the exercise of an uncovered call option can cause the price of the securities to increase, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium investment in the call option. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security if the market price falls below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option.

Derivative Instruments Generally [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Derivative Instruments Generally.    The Sub-Adviser on behalf of the Fund may use futures, options, swaps and other derivatives for investment purposes, for efficient portfolio management and to enhance investment performance. The Fund’s ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Use of these strategies involves certain special risks, including: (i) dependence on the Sub-Adviser’s ability to predict movements in the price of securities and movements in interest rates; (ii) imperfect correlation between movements in the securities or currency on which a futures or options contract is based and movements in the securities or currencies; (iii) the absence of a liquid market for any particular instrument at any particular time; (iv) the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty; (v) possible impediments to effective portfolio management or the ability to meet repurchase requests or other short-term obligations because of the percentage of the Fund’s assets dedicated to margin; and (vi) the degree of leverage inherent in futures trading, i.e., the low margin deposits normally required in futures and swaps trading means that such trading may be highly leveraged. Accordingly, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the Fund. These financial instruments may produce an unusually or unexpectedly high amount of losses. In addition, the Fund may, in the future, take advantage of opportunities with respect to certain other derivative financial instruments that are not presently contemplated for use or that are currently not available, but that may be developed, to the extent such opportunities are both consistent with the investment objective of the Fund and believed by the Sub-Adviser to be legally permissible. Special risks may apply in the future that cannot be determined at this time. The regulatory and tax environment for derivative financial instruments in which the Fund may participate is evolving, and changes in the regulation or taxation of such financial instruments may have a material adverse effect on the Fund.

Derivatives are highly specialized financial instruments that require investment techniques and risk analyses that are often different from those associated with the underlying securities to which they relate. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Because the markets for certain derivatives are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances. Upon the expiration of a particular contract, the Sub-Adviser may wish to retain the Fund’s position in the derivative by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

When managing the Fund’s exposure to market risks, the Sub-Adviser may from time to time use forward contracts, options, swaps, credit default swaps, caps, collars and floors or pursue other strategies or use other forms of derivative securities to limit exposure to changes in the relative values of investments that may result from market developments, including changes in prevailing interest rates, currency exchange rates and commodity prices. Notwithstanding the foregoing, the Sub-Adviser is not required to employ hedging techniques and may choose not to do so. The success of any hedging or other derivative transactions generally will depend on the ability to correctly predict market changes, the degree of correlation between price movements of a derivative financial instrument, the position being hedged, the creditworthiness of the counterparty and other factors. As a result, while the Fund may enter into a transaction in order to reduce exposure to market risks, the transaction may result in poorer overall investment performance than if it had not been executed. Such transactions may also limit the opportunity for gain if the value of a hedged position increases.

In connection with the Fund’s potential use of derivatives, the Adviser has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (the “CFTC”) with respect to the Fund. The Adviser is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund. The Funds is not intended as a vehicle for trading in the futures, commodity options or swaps markets. In addition, the Adviser is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.

Futures [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Futures.    The Sub-Adviser may invest in futures on behalf of the Fund. Transactions in futures contracts carry a high degree of risk. Though the futures contract may require a much smaller amount of margin to be provided in comparison to the economic exposure which the futures contract provides to the relevant investment, index, rates, currency or physical commodity, investment in a futures contract creates a “gearing” or “leverage” effect. This means that a small margin payment can lead to enhanced losses as well as enhanced gains. It also means that a relatively small movement in the underlying reference investment, index, rate, currency or physical commodity can lead to a much larger proportional movement in the value of the futures contract. This may be to the financial benefit of the Fund as well as its detriment.

Futures positions may be illiquid because, for example, many commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits”. Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limits. Once the price of a contract for a particular future has increased or decreased by an amount equal to the daily limit, positions in the future can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit. Futures contract prices on various commodities or financial instruments occasionally have moved the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from promptly liquidating unfavorable positions and subject the Fund to substantial losses. In addition, the Fund may not be able to execute futures contract trades at favorable prices if trading volume in such contracts is low. It is also possible that an exchange or a regulator may suspend trading in a particular contract, order immediate liquidation and settlement of a particular contract or order that trading in a particular contract be conducted for liquidation only. In addition, various exchanges impose speculative position limits on the number of positions that may be held in particular commodities. Trading in commodity futures contracts and options are highly specialized activities that may entail greater than ordinary investment or trading risks. Furthermore, low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

The CFTC and US commodities exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on US commodities exchanges. All accounts managed and controlled by an investment adviser and its principals will be combined (that is, aggregated) for position limit purposes. The possibility exists that from time to time the positions held or controlled by the Sub-Adviser may have to be modified or liquidated to avoid exceeding applicable position limits, even though the positions attributable to the Fund do not themselves trigger the position limits, which could result In substantial costs and losses to the Fund.

In addition, the US Dodd Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated US exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2012, the CFTC proposed a series of new speculative position limits with respect to futures and options on futures on so-called “exempt commodities” (which includes most energy and metals contracts) and with respect to agricultural commodities. Those proposed speculative position limits were vacated by a United States District Court, but the CFTC has again proposed a new set of speculative position rules which are not yet finalized (or effective). If the CFTC is successful in this second try, the size or duration of positions available to the Fund may be severely limited. All accounts owned or managed by the Sub-Adviser are likely to be combined for speculative position limit purposes. The Fund could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to the Fund.

CreditRiskMember
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Credit Risk.    There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in Shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund Shares. In addition, a default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Risks Associated with Investments in Non-US Securities [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Risks Associated with Investments in Non-US Securities.    The Fund may invest its assets in equity and equity related securities of non-US issuers, depository receipts and other securities or instruments that represent an indirect interest in securities of non-US issuers, collective vehicles that invest in non-US securities and other securities, derivatives or instruments whose performance is linked to the performance of non-US securities or baskets of non-US securities. Investments in non-US securities are affected by risk factors generally not thought to be applicable to investments in the United States. Such factors include, but are not limited to, the following: varying custody, brokerage and settlement practices; difficulty in valuation and pricing; less public information about issuers of non-US securities; less governmental regulation and supervision over the issuance and trading of securities; the unavailability of financial information regarding the non-US issuer or the difficulty of interpreting financial information prepared under non-US accounting standards; less liquidity and more volatility in non-US security markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets of the Fund between different countries; difficulties in invoking the legal process outside of the US and enforcing contractual obligations; and the difficulty of assessing economic trends in non-US countries. Moreover, governmental issuers of non-US securities or other instruments may be unwilling to repay principal and interest due when due, and may require that the conditions for payment be renegotiated. Investment in non-US countries also involves higher brokerage and custodian expenses than does investment in US securities traded on a US securities exchange or market.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

No Operating History.    The Fund is a non-diversified, closed-end management investment company with no performance history that investors can use to evaluate the Fund’s investment performance. The operating expenses for funds with no or limited performance histories, including start-up costs, which may be significant, may be higher than the expenses of established funds.

Newly Formed Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Newly Formed Adviser Risk.    The Adviser is newly formed and, as a result, has not previously served as investment adviser to a registered investment company. Since its inception in 2020, the Adviser’s activities have been limited to organizational and fundraising activities. As a start-up company, the Adviser has no operating history and has limited liquidity. The Fund and its investors are subject to the risk that the Adviser will wind-down its business before the Fund reaches the end of its full term.

Shareholder Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Shareholder Dilution Risk.    During the initial ramp-up period, shareholders should expect that they will, at the completion of subsequent Closings, own a smaller proportional interest in the Fund as a result of such Closings. The Adviser cannot state precisely the amount of any such dilution in ownership that will occur during the ramp-up period because it does not know at this time the amount that each subsequent Closing will be in relation to the Fund’s then-current Shares outstanding. Shareholders will experience a disproportionately greater decrease in their participation in the Fund’s earnings and assets and their voting power than the increase the Fund will experience in its assets, potential earning power and voting interests due to such Closings. Further, if existing shareholders do not purchase any Shares at a subsequent Closing to maintain their percentage interest, their voting power will be diluted.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Cybersecurity Risk.    Cybersecurity refers to the combination of technologies, processes, and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund, the Adviser, the Sub-Adviser, Private Equity Investors, and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Distribution Policy Risk.    Following the liquidation of each Private Equity Investment, the Fund expects to make reasonable distributions to shareholders with the net return from such investment. The Adviser may need to retain up to 25% of the distributions to ensure adequate cash flow for fees, expenses, redemptions, or other liabilities of the Fund. Any retained amount will be subject to Board approval. The timing of these distributions will be made in accordance with IRS regulations. The distribution policy may be modified by the Board from time to time. All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their Shares and potentially increase the taxable gain, if any, upon disposition of their Shares. The Board is expected to convene semi-annually to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such semi-annual period). The Fund is only required to conduct tender offers twice annually; therefore, the Fund may be less likely to conduct tenders during periods of exceptional market conditions.

Fees and Expense [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Fees and Expenses.    Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities Private Equity investments are expected to pay a 1-1.1% administrative fee (annually) on committed capital (which will be built into the Aggregator or Deal Service Vehicles) and upon liquidation of the aggregator (each co-investment) a carried interest charge that will be passed to the applicable Private Equity Investor. Shareholders will pay a pro rata share of asset-based and carried interest fees associated with the Fund’s underlying investments. These fees are paid by the underlying investments, Aggregator or Deal Service Vehicle and not paid directly by the Fund. Carried interest charges are expected to be typically 10% to 20% of an Aggregator or Deal Series Vehicle’s net profits on a Private Equity Investment upon its liquidation, although it is possible that such amounts may be exceeded for certain Aggregators or Deal Series Vehicles.

Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Legal and Regulatory Risks.    Recent legal and regulatory changes, and additional legal and regulatory changes that could occur during the term of the Fund may substantially affect private equity funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Greater regulatory scrutiny may increase the Fund’s, the Adviser’s and the Sub-Adviser’s exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Adviser and the Sub-Adviser, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect private fund managers, the funds that they manage, and the financial industry as a whole. The Dodd-Frank Act, among other things, grants regulatory authorities broad rulemaking authority to implement various provisions of the Dodd-Frank Act. The impact of the Dodd-Frank Act, and of follow-on regulation, is impossible to predict. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund, significantly reduce the profitability of the Fund or impair the ability of the Fund to achieve its investment objectives. The implementation of the Dodd-Frank Act also could adversely affect the Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny may increase the Fund’s, the Adviser’s and the Sub-Adviser’s exposure to potential liabilities.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Liquidity Risk.    The Fund is a closed-end investment company structured as a “tender offer fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares, and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s repurchase offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Illiquid Investments.    Investments held by the Fund directly may be or become illiquid which may affect the ability of the Fund to exit such investments and the returns made by the Fund. Such illiquidity may result from various factors, such as the nature of the instrument being traded, or the nature and/or maturity of the market in which it is being traded, the size of the position being traded, or because there is no established market for the relevant securities. Even where there is an established market, the price and/or liquidity of instruments in that market may be materially affected by certain factors. Securities and commodity exchanges typically have the right to suspend or limit trading in any instrument traded on that exchange. It is also possible that a governmental authority may suspend or restrict trading on an exchange or in particular securities or other instruments traded. A suspension could render it difficult for the Fund to liquidate positions and thereby might expose the Fund to losses.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Management Risk.    The net asset value of the Fund changes daily based on the performance of the Private Equity Investments and/or securities in which it invests. The Adviser’s and Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of a particular Private Equity Investment and/or security in which the Fund invests respectively may prove to be incorrect and may not produce the desired results. The Fund’s portfolio manager and certain principals of the Adviser do not have experience in managing a closed-end fund.

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Repurchase Policy Risks.    Repurchases by the Fund of its Shares typically will be funded by liquidating the Fund’s investments managed by the Sub-Adviser but may be funded using a line of credit. Payment for repurchased Shares may require the Fund to liquidate portfolio holdings earlier than the Sub-Adviser otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Adviser may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of Shares will tend to reduce the number of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders. The Fund is only required to conduct tender offers twice annually; therefore, the Fund may be less likely to conduct tenders during periods of exceptional market conditions.

Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Use of Leverage.    Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders, or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

The use of financial leverage involves financial risk and would increase the exposure of the Fund’s investment returns to adverse economic factors such as rising interest rates, downturns in the economy or deterioration in the condition of the investments. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. Borrowings by the Fund may be secured by any or all of the assets of the Fund, with the consequences that the Fund may lose more than its equity stake in any one investment and may lose all of its capital.

Risks Relating to Accounting, Auditing and Financial Reporting [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting.    The Fund may invest in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund may be incomplete, inaccurate and/or significantly delayed. The Fund may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the net asset value of the Fund.

Reliance on Service Providers [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Reliance on Service Providers.    Other than its officers, the Fund has no employees. The Fund must therefore rely upon the performance of service providers to perform its executive functions. In particular, the Adviser, the Sub-Adviser, the Administrator, the Custodian, the Transfer Agent, and their respective delegates, if any, will perform services that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill, or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Information Technology Systems [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Information Technology Systems.    The Fund is dependent on the Adviser for certain management services as well as back-office functions. The Adviser, Private Equity Investors and the Sub-Adviser depend on information technology systems in order to assess investment opportunities, strategies and markets and to monitor and control risks for the Fund. Information technology systems are also used to trade in the underlying investments of the Fund. It is possible that a failure of some kind that causes disruptions to these information technology systems could materially limit the Adviser’s, Private Equity Investors’ or Sub-Adviser’s ability to adequately assess and adjust investments, formulate strategies and provide adequate risk control. Any such information technology-related difficulty could harm the performance of the Fund. Further, failure of the back-office functions of the Sub-Adviser to process trades with respect to the portion of the Fund’s portfolio allocated to the Sub-Adviser in a timely fashion could prejudice the investment performance of the Fund.

Misconduct of Employees and of Service Providers [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Misconduct of Employees and of Service Providers.    Misconduct or misrepresentations by employees of the Adviser, Sub-Adviser or service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities or concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Adviser’s or Sub-Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Adviser’s or Sub-Adviser’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Adviser and Sub-Adviser will identify or prevent any such misconduct.

RIC Qualification Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RIC Qualification Risk.    Special tax risks are associated with an investment in the Fund. The Fund intends to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the interests in the Fund and the amount of the Fund’s distributions.

Additional Tax Considerations [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.    The Fund will distribute substantially all of its net investment income and gains to shareholders. These distributions are taxable as ordinary income or capital gains to the shareholder. The Fund will inform shareholders of the amount and character of its distributions to shareholders. See “Material U.S. Federal Income Tax Considerations” below for more information. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income, plus any such amounts that were not distributed in previous tax years, then the Fund will be subject to a non-deductible 4% excise tax with respect to the Fund’s non-distributed amounts.

Significant Financial Intermediaries [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Significant Financial Intermediaries.    To the extent that substantial numbers of investors have a relationship with a particular financial intermediary, such financial intermediary may have the ability to influence investor behavior, which may affect the Fund. To the extent that such financial intermediary exercises collective influence over such investors’ decisions to request repurchase of Shares, the Fund may make larger tender offers than would otherwise be the case. Substantial acceptance of the Fund’s offers to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the performance of the Fund and the value of the Shares.

Similarly, if such financial intermediaries exercise collective influence over such investors’ voting of such Shares, they could, subject to compliance with SEC rules and state law, change the composition of the Board, which in turn could lead to a change in the Adviser or Sub-Adviser to the Fund. If effected, such changes could have a material adverse effect on the performance of the Fund and the value of the Shares.

Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Market Conditions Risk.    Market risk is risk associated with changes in, among other things, market prices of securities or commodities or foreign exchange or interest rates and there are certain general market conditions in which any investment strategy is unlikely to be profitable. From time to time, multiple markets could move together against the Fund’s investments, which could result in significant losses. Such movement would have a material adverse effect on the performance of the Fund and returns to shareholders. The Adviser and Sub-Adviser have no ability to control such market conditions.

General economic and market conditions, such as currency and interest rate fluctuations, availability of credit, inflation rates, economic uncertainty, changes in laws, trade barriers, currency exchange controls and national and international conflicts or political circumstances, as well as natural disasters, may affect the price level, volatility and liquidity of securities. Economic and market conditions of this nature could result in significant losses for the Fund, which would have a material adverse effect on the performance of the Fund and returns to shareholders.

The instability in the financial markets in prior years has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The Adviser will monitor developments and seek to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

The prices of the Funds’ investments, and therefore the NAV of the Fund, can be highly volatile. Price movements of forward contracts, futures contracts and other derivative contracts in which the Fund may invest are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments and interest rate-related futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Moreover, since internationally there may be less government supervision and regulation of worldwide stock exchanges and clearinghouses than in the United States, the Fund also is subject to the risk of the failure of the exchanges on which their positions trade or of their clearinghouses, and there may be a higher risk of financial irregularities and/or lack of appropriate risk monitoring and controls.

Global stock and credit markets have recently experienced significant price volatility, dislocations and liquidity disruptions, which have caused market prices of many stocks to fluctuate substantially and the spreads on prospective debt financings to widen considerably. The recent instability in the credit markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financing or refinancing. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Fund does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Fund does invest, including securities owned by the Fund.

Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Pandemic Risk.    Disease outbreaks that affect local economies or the global economy may materially and adversely impact our investment funds and portfolios and/or our business. For example, uncertainties regarding the novel Coronavirus (COVID-19) outbreak have resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe decreases in core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments may take extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. In the event of a pandemic or an outbreak, there can be no assurance that we or our and our investment funds’ and portfolios’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

ERISA Matters [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

ERISA Matters.    Most pension and profit sharing plans, individual retirement accounts and other tax-advantaged retirement funds are subject to provisions of the Code, or the Employee Retirement Income Security Act of 1974 (“ERISA”), or both, which may be relevant in deciding whether such an investor should invest in the Fund. There may, for example, be issues as to whether such an investment is “prudent” or whether it results in “prohibited transactions.” Legal counsel should be consulted by such an investor before investing in the Fund.

Non-Revocable Subscriptions [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Non-Revocable Subscriptions.    Investors will subscribe for Shares issued by the Fund for the aggregate U.S. dollar purchase price on the signature page of their subscription agreement, on the terms and conditions set forth therein. Subscriptions are binding upon their submission and cannot be withdrawn, terminated, revoked, transferred or assigned by the prospective investor. Investors will not know the purchase price per Share at the time they submit their subscription agreement and could receive fewer Shares than anticipated.

Share Purchase Price [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Share Purchase Price.    The purchase price at which investors will purchase Shares will be determined at each Closing Date and will be based on the NAV of the Fund, plus any applicable sales charges as described herein. Investors will not know the purchase price per Share at the time they submit their subscription agreement. It is possible that the NAV of the Fund will be higher as of the Closing Date than it is at the time an investor submits their subscription agreement, meaning that the investor could receive fewer shares than anticipated.

Rejection of Subscriptions [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Rejection of Subscriptions.    A subscription may be rejected in whole or in part by the Fund, in its sole and absolute discretion. If a prospective investor’s subscription is rejected, any payment for such subscription (without interest) will be returned to the extent of such rejection.

Model and Data risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Model and Data risk.    Although the Sub-Adviser may rely on traditional discretionary input from its and its affiliates’ investment management personnel in managing the Fund’s portfolio, the Sub-Adviser will rely heavily on quantitative models (both proprietary models developed by the Sub-Adviser, and those supplied by third parties, collectively, “Models”) and information and data both developed by the Sub-Adviser and those supplied by third parties (collectively, “Data”) rather than granting trade-by-trade discretion to the Sub-Adviser’s investment professionals. In combination, Models and Data are used to construct investment decisions, to value both current and potential investments (including, without limitation, for trading purposes and for purposes of determining net asset value), to provide risk management insights and to assist in hedging the Fund’s positions and investments. Models and Data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). System Events in third-party Models are generally entirely outside of the control of the Sub-Adviser.

The Sub-Adviser seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) — all of which may have materially negative effects on the Fund and/or its returns. System Events in third-party provided Data are generally entirely outside the control of the Sub-Adviser.

The research and modelling processes engaged in by the Sub-Adviser are extremely complex and involve the use of financial, economic, econometric and statistical theories, research and modelling; the results of this investment approach must then be translated into computer code. Although the Sub-Adviser seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight and employ other mitigating measures and processes, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product, even with simulations and similar methodologies, raise the chances that Model code may contain one or more coding errors, thus potentially resulting in a System Event and further, one or more of such coding errors could adversely affect the Fund’s investment performance.

The investment strategies of the Sub-Adviser are highly reliant on the gathering, cleaning, culling and performing of analysis of large amounts of Data. Accordingly, Models rely heavily on appropriate Data inputs. However, it is impossible and impracticable to factor all relevant, available Data into forecasts, investment decisions and other parameters of the Models. The Sub-Adviser will use its discretion to determine what Data to gather with respect to each investment strategy and what subset of that Data the Models take into account to produce forecasts which may have an impact on ultimate investment decisions. In addition, due to the automated nature of Data gathering, the volume and depth of Data available, the complexity and often manual nature of Data cleaning, and the fact that the substantial majority of Data comes from third-party sources, it is inevitable that not all desired and/or relevant Data will be available to, or processed by, the Sub-Adviser at all times. Irrespective of the merit, value and/or strength of a particular Model, it will not perform as designed if incorrect Data is fed into it which may lead to a System Event potentially subjecting the Fund to a loss. Further, even if Data is input correctly, “model prices” anticipated by the Data through the Models may differ substantially from market prices, especially for financial instruments with complex characteristics, such as derivatives.

Where incorrect or incomplete Data are available, the Sub-Adviser may, and often will, continue to generate forecasts and make investment decisions based on the Data available to it. Additionally, the Sub-Adviser may determine that certain available Data, while potentially useful in generating forecasts and/or making investment decisions, is not cost effective to gather due to, among other factors, the technology costs or third-party vendor costs and, in such cases, the Sub-Adviser will not utilize such Data. The Sub-Adviser has full discretion to select the Data it utilizes. The Sub-Adviser may elect to use or may refrain from using any specific Data or type of Data in generating forecasts or making trading decisions with respect to the Models. The Data utilized in generating forecasts or making trading decisions underlying the Models may not be (i) the most accurate data available or (ii) free of errors. The Data set used in connection with the Models is limited. The foregoing risks associated with gathering, cleaning, culling and analysis of large amounts of Data are an inherent part of investing with a quantitative, process-driven, systematic adviser such as the Sub-Adviser.

When Models and Data prove to be incorrect, misleading or incomplete, any decisions made in reliance thereon expose the Fund to potential losses and such losses may be compounded over time. For example, by relying on Models and Data, the Sub-Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful and when determining the net asset value, any valuations of the Fund’s investments that are based on valuation Models may prove to be incorrect. In addition, Models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. Furthermore, in unforeseen or certain low-probability scenarios (often involving a market event or disruption of some kind), Models may produce unexpected results which may or may not be System Events.

Errors in Models and Data are often extremely difficult to detect, and, in the case of Models, the difficulty of detecting System Events may be exacerbated by the lack of design documents or specifications. Regardless of how difficult their detection appears in retrospect, some System Events may go undetected for long periods of time and some may never be detected. Finally, when a System Event is detected, the Sub-Adviser, in its sole discretion, may choose not to address or fix such System Event. When a System Event is detected, the Sub-Adviser generally will not, as part of the review of circumstances leading to the System Event, perform a materiality analysis on the potential impact of a System Event. The Sub-Adviser believes that the testing and monitoring performed on Models will enable the Sub-Adviser to identify and address those System Events that a prudent person managing a quantitative, systematic and computerized investment program would identify and address by correcting the underlying issue(s) giving rise to the System Events, however there is no guarantee of the success of such processes. Shareholders should assume that System Events and their ensuing risks and impact are an inherent part of investing with a process-driven, systematic sub-adviser such as the Sub-Adviser. Accordingly, the Sub-Adviser does not expect to disclose discovered System Events to the Fund or to Shareholders.

The Fund will bear the risks associated with the reliance on Models and Data including bearing all losses related to System Events other than in relation to losses arising from the Sub-Adviser’s willful default, fraud or gross negligence or breach of fiduciary duty under ERISA, if applicable.

Obsolescence risk [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Obsolescence risk.    The Sub-Adviser is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the Models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the Models will not generate profitable trading signals or otherwise produce insights helpful to marking investment decisions for the Fund. If and to the extent that the Models do not reflect certain relevant factors, and the Sub-Adviser does not successfully address such omission through its testing and evaluation by modifying the Models accordingly, major losses may result — all of which will be borne by the Fund. The Sub-Adviser will continue to test, evaluate and add new Models which may lead to the existing Models being modified from time to time. Shareholders will not be informed of nor will approve the addition, modification or removal of any Models. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the Models on the Fund’s performance.

Crowding: Model convergence [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Crowding: Model convergence.    There is significant competition among quantitatively-focused managers and the ability of the Sub-Adviser to deliver returns that have a low correlation with global aggregate equity markets and other hedge funds is dependent on its ability to employ Models that are simultaneously profitable and differentiated from those employed by other market participants. If the Sub-Adviser is unable to develop sufficiently differentiated Models, the Fund’s investment objective may not be met. In addition, if the Models come to resemble those employed by other managers, there is an increased risk that a market disruption may negatively affect predictive Models such as those employed by the Sub-Adviser, as such a disruption could accelerate reductions in liquidity or rapid re-pricing due to simultaneous trading across a number of funds utilizing Models (or similar quantitatively-focused investment strategies) in the marketplace.

Trading systems and execution of orders [Member]
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Trading systems and execution of orders.    The Sub-Adviser relies extensively on computer programs, systems, technology, Data and Models to implement its execution strategies and algorithms. The Sub-Adviser’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the Sub-Adviser. There is a risk that the Sub-Adviser’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction causing severe losses. While the Sub-Adviser has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events and disruptions and execution system issues.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	110 East 40th Street
Entity Address, Address Line Two	Suite 803
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
Contact Personnel Name	Joseph Bonvouloir
Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.30%
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.01%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	543.19%	[5]
Other Annual Expenses [Percent]	541.13%	[6]
Total Annual Expenses [Percent]	3.01%
Waivers and Reimbursements of Fees [Percent]	(540.18%)
Class D [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.30%
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	0.01%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	543.19%	[5]
Other Annual Expenses [Percent]	541.13%	[6]
Total Annual Expenses [Percent]	3.01%
Waivers and Reimbursements of Fees [Percent]	(540.18%)
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[1]
Management Fees [Percent]	1.30%
Interest Expenses on Borrowings [Percent]	0.00%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[3]
Acquired Fund Fees and Expenses [Percent]	0.01%	[4]
Other Annual Expenses [Abstract]
Other Annual Expense 2 [Percent]	542.44%	[5]
Other Annual Expenses [Percent]	541.13%	[6]
Total Annual Expenses [Percent]	3.01%
Waivers and Reimbursements of Fees [Percent]	(539.43%)

[1]	Early Repurchase Fee — Shares may be subject to an early repurchase fee at a rate not to exceed 2.00% of the Shareholder’s repurchase proceeds if the interval between the date of purchase of the shares and the valuation date with respect to the repurchase is less than one year. Such repurchase fees will be retained by the Fund and will benefit the Fund’s remaining investors. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by an investor may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.
[2]	“Interest payments on borrowed funds” is estimated based on the interest rate currently in effect with respect to the Fund’s credit facilities and includes the ongoing commitment fees payable under the terms of the credit facilities. It is not anticipated that the Fund will utilize leverage in the first year.
[3]	The Fund may charge a distribution and/or shareholder servicing fee up to a maximum of 0.75% per year on Class A and Class D Shares. The Fund has adopted a “Distribution and Services Plan” (see “Shareholder Service Expenses” for additional information).
[4]	Acquired Fund Fees and Expenses are an indirect cost included in the net returns of the Fund. The Deal Series Vehicles through which the Fund expects to typically acquire and hold its Private Equity Investments will generally cause the Fund to incur fees. Specifically, Private Equity Investors that sponsor and/or manage such Deal Series Vehicles will earn annual administrative fees from each such vehicle based on invested capital and will also generally be entitled to certain carried interest depending on the performance of the applicable Private Equity Investment held by each such Deal Series Vehicle. Shareholders will pay a pro rata share of asset-based and carried interest fees associated with the Fund’s underlying investments, including its Deal Series Vehicles, along with the Fund’s share of any associated operating expenses of such Deal Series Vehicles. For more information on the fees associated with the Deal Series Vehicles, see “Management of the Fund — Private Equity Investors.” The Acquired Fund Fees and Expenses disclosed above, however, do not reflect such carried interest that is calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the overall cost if investing in Deal Series Vehicles. The Acquired Fund Fees and Expenses shown in the table are based on estimates for the Fund’s current fiscal year. As the Fund becomes more fully invested in Deal Series Vehicles over time, the amount of Acquired Fund Fees and Expenses borne by the Fund, and as a result, the Fund’s Total Annual Expenses after the Expense Limitation (defined below) are expected to increase.
[5]	The Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all expenses necessary or appropriate for the operation of the Fund and including the Adviser’s investment advisory or management fee detailed in the Investment Advisory Agreement, any Rule 12b-l fees and other expenses described in the Investment Advisory Agreement, but does not include any front-end or contingent deferred loads, interest, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, short selling expenses, expenses incurred in connection with any merger or reorganization, indirect expenses, expense of other investment companies or Underlying Pools in which a Fund may invest, or extraordinary expenses such as litigation), to the extent that such expenses exceed 3.00% per annum of each Class’s average daily net assets. This agreement is in effect until March 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

[6]	Other Expenses represent professional fees and other expenses incurred by the Fund, including, without limitation, administration fees, custody fees, trustee fees, insurance costs, and other expenses that the Fund bears directly. Other Expenses do not include the indirect fees and expenses paid by the Deal Series Vehicle’s underlying portfolio company. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Other Expenses are estimated for the current Fiscal Year. Actual fees and expenses may be greater or less than those shown.